Schedule of grant date fair value of director options granted (Details)	12 Months Ended
Dec. 31, 2025 $ / shares
Tranche two [member]
IfrsStatementLineItems [Line Items]
Volatility	70.91%
Expected term in years	7 years
Dividend rate	0.00%
Risk-free interest rate	1.58%
Hurdle price	$ 18.00
Exercise price	10.50
Share price	9.42
Fair value of option on grant date	$ 6.18
Tranche four [member]
IfrsStatementLineItems [Line Items]
Volatility	82.38%
Expected term in years	7 years
Dividend rate	0.00%
Risk-free interest rate	3.41%
Hurdle price
Exercise price	4.53
Share price	4.53
Fair value of option on grant date	$ 3.42
Directors [member]
IfrsStatementLineItems [Line Items]
Volatility	82.38%
Expected term in years	7 years
Dividend rate	0.00%
Risk-free interest rate	3.41%
Hurdle price
Exercise price	4.53
Share price	4.53
Fair value of option on grant date	$ 3.42